Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Biotechnology Portfolio
November 30, 2023
BIO-NPRT3-0124
1.810668.119
Common Stocks - 97.9%
	Shares	Value ($)
Biotechnology - 92.0%
Biotechnology - 92.0%
AbbVie, Inc.	3,776,938	537,798,194
Abivax SA ADR (a)	34,700	352,205
Absci Corp. (a)(b)	992,700	1,657,809
Acelyrin, Inc.	30,862	207,393
Acelyrin, Inc. (c)	1,206,226	8,105,839
Acelyrin, Inc. rights (b)(d)	146,574	935,728
Adverum Biotechnologies, Inc. (b)(e)	5,871,492	4,748,276
Aerovate Therapeutics, Inc. (a)(b)	311,676	4,896,430
Alector, Inc. (b)	3,381,076	18,325,432
Alkermes PLC (b)	297,636	7,184,933
Allena Pharmaceuticals, Inc. (b)	93,683	9
Allogene Therapeutics, Inc. (a)(b)	2,277,888	5,353,037
Allovir, Inc. (a)(b)	942,101	1,771,150
Alnylam Pharmaceuticals, Inc. (b)	656,282	110,419,447
Alpine Immune Sciences, Inc. (b)	220,800	3,422,400
ALX Oncology Holdings, Inc. (b)	1,136,549	8,910,544
Ambrx Biopharma, Inc.	625,148	7,214,208
Amgen, Inc.	1,269,113	342,203,629
Amicus Therapeutics, Inc. (b)	2,055,800	22,654,916
AnaptysBio, Inc. (a)(b)	201,628	2,851,020
Apellis Pharmaceuticals, Inc. (a)(b)	1,294,879	69,755,132
Apogee Therapeutics, Inc. (a)	378,956	7,393,432
Applied Therapeutics, Inc. (a)(b)	2,427,436	5,121,890
Arcellx, Inc. (a)(b)	1,192,501	62,642,078
Arcturus Therapeutics Holdings, Inc. (a)(b)	831,930	19,916,404
Arcus Biosciences, Inc. (b)	2,936,896	44,229,654
Argenx SE ADR (b)	177,906	80,166,223
Arrowhead Pharmaceuticals, Inc. (b)	854,632	18,118,198
Ars Pharmaceuticals, Inc. (a)(b)	1,200,456	5,798,202
Ascendis Pharma A/S sponsored ADR (b)	659,409	66,224,446
Astria Therapeutics, Inc. (b)	423,413	1,968,870
Astria Therapeutics, Inc. warrants (b)(d)	115,136	1
aTyr Pharma, Inc. (b)	2,258,063	2,935,482
Aura Biosciences, Inc. (b)	356,492	2,859,066
Avidity Biosciences, Inc. (b)	374,450	2,924,455
Axcella Health, Inc. (a)(b)	66,454	65,191
Beam Therapeutics, Inc. (a)(b)	1,023,450	28,738,476
BeiGene Ltd. ADR (b)	27,498	5,140,476
Bicycle Therapeutics PLC ADR (a)(b)	266,347	3,835,397
BioCryst Pharmaceuticals, Inc. (a)(b)	2,581,481	15,179,108
Biogen, Inc. (b)	486,336	113,841,531
Biohaven Ltd. (a)(b)	2,002,310	66,716,969
Biomea Fusion, Inc. (a)(b)	392,829	5,919,933
BioXcel Therapeutics, Inc. (a)(b)	274,527	1,043,203
Blueprint Medicines Corp. (b)	656,308	45,705,289
BridgeBio Pharma, Inc. (b)	1,255,346	36,040,984
BridgeBio Pharma, Inc. (f)	733,408	21,056,144
Candel Therapeutics, Inc. (a)(b)	298,384	268,247
Cargo Therapeutics, Inc.	338,600	5,062,070
Cartesian Therapeutics, Inc. (a)(b)	5,385,728	7,270,733
Celldex Therapeutics, Inc. (b)	907,200	27,406,512
Centessa Pharmaceuticals PLC ADR (a)(b)	2,787,194	16,723,164
Century Therapeutics, Inc. (b)	135,018	184,975
Cerevel Therapeutics Holdings (b)	717,280	18,599,070
Chinook Therapeutics, Inc. rights (b)(d)	115,821	1
Codiak Biosciences, Inc. (a)(b)(d)	448,539	4
Codiak Biosciences, Inc. warrants 9/15/27 (b)(d)	46,000	0
Cogent Biosciences, Inc. (b)	65,800	504,686
Compass Therapeutics, Inc. (a)(b)	428,436	706,919
Crinetics Pharmaceuticals, Inc. (b)	1,233,050	39,198,660
CRISPR Therapeutics AG (a)(b)	177,422	11,839,370
Cyclerion Therapeutics, Inc. (b)	41,864	90,426
Cyclerion Therapeutics, Inc. (b)(f)	4,740	10,238
Cytokinetics, Inc. (b)	794,471	26,598,889
Day One Biopharmaceuticals, Inc. (b)	447,733	5,184,748
Denali Therapeutics, Inc. (b)	288,969	5,351,706
Dianthus Therapeutics, Inc. (unlisted) (f)	129,460	1,374,995
Disc Medicine, Inc. (b)	217,090	11,979,026
Disc Medicine, Inc. rights (b)(d)	1,555,907	16
Dyne Therapeutics, Inc. (b)	180,313	1,997,868
Entrada Therapeutics, Inc. (a)(b)	535,105	6,940,312
Exact Sciences Corp. (b)	68,200	4,364,800
Exelixis, Inc. (b)	1,048,954	22,877,687
Fate Therapeutics, Inc. (b)	106,587	265,402
Foghorn Therapeutics, Inc. (b)	109,619	465,881
Fusion Pharmaceuticals, Inc. (b)	29,002	160,671
Fusion Pharmaceuticals, Inc. (f)	1,483,000	8,215,820
Geron Corp. (b)	2,948,906	5,691,389
Geron Corp. warrants 12/31/25 (b)	2,100,000	946,776
Gilead Sciences, Inc.	101,321	7,761,189
Gossamer Bio, Inc. (a)(b)(e)	12,162,076	9,513,176
Gritstone Bio, Inc. (b)	1,858,676	2,416,279
Halozyme Therapeutics, Inc. (b)	83,700	3,231,657
Icosavax, Inc. (b)	256,831	2,599,130
Ideaya Biosciences, Inc. (a)(b)	916,957	28,838,298
Idorsia Ltd. (a)(b)	4,406,581	9,641,440
IGM Biosciences, Inc. (a)(b)(e)	1,688,482	11,380,369
Immuneering Corp. (a)(b)	489,285	3,209,710
Immunocore Holdings PLC ADR (b)	207,718	10,952,970
Immunovant, Inc. (b)	891,843	34,897,817
Incyte Corp. (b)	6,900	374,946
Inhibrx, Inc. (b)	149,109	3,096,994
Inozyme Pharma, Inc. (a)(b)	2,267,187	8,728,670
Insmed, Inc. (b)	522,992	13,085,260
Intellia Therapeutics, Inc. (b)	823,501	24,400,335
Ionis Pharmaceuticals, Inc. (a)(b)	966,777	47,826,458
iTeos Therapeutics, Inc. (b)	139,700	1,307,592
Janux Therapeutics, Inc. (b)	178,348	1,556,978
Karuna Therapeutics, Inc. (b)	321,742	61,520,288
Keros Therapeutics, Inc. (b)	231,229	7,015,488
Korro Bio, Inc. (f)	88,608	3,527,883
Korro Bio, Inc.	92,276	3,480,558
Kronos Bio, Inc. (a)(b)	365,200	434,588
Krystal Biotech, Inc. (b)(e)	1,985,122	206,909,266
Kymera Therapeutics, Inc. (b)	532,313	11,050,818
Legend Biotech Corp. ADR (b)	460,110	27,983,890
Madrigal Pharmaceuticals, Inc. (a)(b)	166,508	33,851,076
MannKind Corp. (a)(b)	5,931,201	21,470,948
Merus BV (a)(b)	730,453	18,071,407
Mineralys Therapeutics, Inc. (a)	29,900	199,134
Minerva Neurosciences, Inc. (b)(e)	491,746	3,860,206
Moderna, Inc. (b)	376,651	29,265,783
Monte Rosa Therapeutics, Inc. (b)	939,805	2,913,396
Moonlake Immunotherapeutics (a)(b)	272,141	11,949,711
Morphic Holding, Inc. (b)	1,122,599	26,605,596
Morphimmune, Inc. (f)	434,782	3,243,474
Mural Oncology PLC	34,663	125,133
Natera, Inc. (b)	392,632	21,967,760
Neurocrine Biosciences, Inc. (b)	3,600	419,724
Nurix Therapeutics, Inc. (a)(b)	265,946	1,654,184
Nuvalent, Inc. Class A (b)	234,474	15,327,565
Omega Therapeutics, Inc. (a)(b)	367,803	842,269
Oragenics, Inc. (b)	2,597	9,297
ORIC Pharmaceuticals, Inc. (b)	117,400	927,460
PepGen, Inc. (b)	736,995	3,611,276
Poseida Therapeutics, Inc. (b)	223,383	596,433
Prelude Therapeutics, Inc. (b)	254,056	840,925
Protagonist Therapeutics, Inc. (b)	422,313	7,690,320
Prothena Corp. PLC (a)(b)	801,417	26,110,166
PTC Therapeutics, Inc. (b)	670,511	15,435,163
Rallybio Corp. (a)(b)	1,194,119	2,280,767
RAPT Therapeutics, Inc. (b)	802,700	11,655,204
RayzeBio, Inc. (a)	231,200	5,521,056
Recursion Pharmaceuticals, Inc. (a)(b)	149,900	1,026,815
Regeneron Pharmaceuticals, Inc. (b)	211,449	174,193,801
Regulus Therapeutics, Inc. (a)(b)(e)	2,922,600	3,857,832
Replimune Group, Inc. (b)	825,115	9,224,786
Revolution Medicines, Inc. (a)(b)	758,998	17,707,423
Rhythm Pharmaceuticals, Inc. (a)(b)	786,903	26,306,167
Rocket Pharmaceuticals, Inc. (b)	445,236	10,387,356
Roivant Sciences Ltd. (a)(b)	4,602,719	44,001,994
Sage Therapeutics, Inc. (b)	579,852	11,353,502
Sagimet Biosciences, Inc. (a)	63,660	243,181
Sana Biotechnology, Inc. (a)(b)	942,194	3,825,308
Sarepta Therapeutics, Inc. (b)	392,699	31,918,575
Scholar Rock Holding Corp. (a)(b)	2,486,576	31,305,992
Scholar Rock Holding Corp. warrants 12/31/25 (b)(f)	17,850	117,117
Sensorion SA (a)(b)	1,560,440	849,269
Seres Therapeutics, Inc. (a)(b)	854,347	888,521
Shattuck Labs, Inc. (b)	110,936	217,435
SpringWorks Therapeutics, Inc. (a)(b)	428,411	13,019,410
Tango Therapeutics, Inc. (b)	563,788	4,284,789
Tango Therapeutics, Inc. (f)	466,637	3,546,441
Taysha Gene Therapies, Inc. (a)(b)(e)	10,992,802	19,347,332
Tenaya Therapeutics, Inc. (b)	1,477,379	2,777,473
TG Therapeutics, Inc. (a)(b)	1,158,520	14,840,641
Turnstone Biologics Corp.	99,400	216,692
Twist Bioscience Corp. (a)(b)	274,525	6,602,326
Tyra Biosciences, Inc. (b)	109,900	1,286,929
Ultragenyx Pharmaceutical, Inc. (b)	1,039,430	40,381,856
uniQure B.V. (a)(b)	40,208	272,610
United Therapeutics Corp. (b)	251,869	60,448,560
Vaxcyte, Inc. (b)	1,039,280	53,803,526
Vera Therapeutics, Inc. (a)(b)	557,582	7,555,236
Vertex Pharmaceuticals, Inc. (b)	437,309	155,161,606
Verve Therapeutics, Inc. (a)(b)	208,593	2,352,929
Vigil Neuroscience, Inc. (b)	140,325	446,234
Viking Therapeutics, Inc. (a)(b)	417,052	5,096,375
Viridian Therapeutics, Inc. (b)	260,700	4,364,118
Vor Biopharma, Inc. (a)(b)	1,114,702	2,062,199
X4 Pharmaceuticals, Inc. warrants 4/12/24 (b)	450,000	5
Xencor, Inc. (b)	19,243	352,917
Xenon Pharmaceuticals, Inc. (b)	518,134	18,953,342
Zealand Pharma A/S (b)	661,102	32,434,169
Zentalis Pharmaceuticals, Inc. (b)	604,133	6,796,496
		3,689,646,659
Consumer Staples Distribution & Retail - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (b)	55	123
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
Aradigm Corp. (b)(d)	148,009	1
Aradigm Corp. (b)(d)	11,945	0
Glaukos Corp. (b)	5,700	364,173
Novocure Ltd. (b)	11,113	136,357
		500,531
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
23andMe Holding Co. Class A (a)(b)	274,674	236,357
Health Care Technology - 0.4%
Health Care Technology - 0.4%
Schrodinger, Inc. (b)	495,801	15,414,453
Life Sciences Tools & Services - 0.3%
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (b)	252,200	10,975,744
Pharmaceuticals - 5.2%
Pharmaceuticals - 5.2%
Adimab LLC (b)(d)(f)(g)	1,954,526	46,674,081
Afferent Pharmaceuticals, Inc. rights 12/31/24 (b)(d)	8,274,568	1,654,914
Amylyx Pharmaceuticals, Inc. (b)	577,300	8,174,568
Arvinas Holding Co. LLC (a)(b)	200,616	4,407,534
Atea Pharmaceuticals, Inc. (b)	66,800	199,732
Axsome Therapeutics, Inc. (a)(b)	223,003	15,041,552
Corcept Therapeutics, Inc. (b)	649,836	16,551,323
CymaBay Therapeutics, Inc. (b)	22,300	426,599
Edgewise Therapeutics, Inc. (b)	217,485	1,322,309
Enliven Therapeutics, Inc. (b)	122,500	1,379,350
Fulcrum Therapeutics, Inc. (b)	1,558,397	7,480,306
GH Research PLC (a)(b)	369,624	2,306,454
Harmony Biosciences Holdings, Inc. (b)	52,125	1,514,753
Ikena Oncology, Inc. (b)	230,227	333,829
Indivior PLC (b)	43,400	705,699
Intra-Cellular Therapies, Inc. (b)	170,299	10,451,250
Longboard Pharmaceuticals, Inc. (a)(b)	547,414	2,058,277
Novo Nordisk A/S Series B sponsored ADR	71,300	7,261,192
Nuvation Bio, Inc. (b)	4,966,826	6,158,864
OptiNose, Inc. (b)	794,031	992,539
OptiNose, Inc. warrants (b)	91,712	25,501
Pharvaris BV (b)	178,907	3,078,989
Pliant Therapeutics, Inc. (b)	37,431	519,917
Structure Therapeutics, Inc. (f)	228,801	4,247,308
Structure Therapeutics, Inc. ADR	192,497	10,720,158
Terns Pharmaceuticals, Inc. (b)	226,996	1,010,132
UCB SA	376,708	27,817,565
Verona Pharma PLC ADR (a)(b)	1,339,501	18,110,054
Verrica Pharmaceuticals, Inc. (a)(b)	1,508,769	5,552,270
WAVE Life Sciences (b)	585,633	3,109,711
		209,286,730
TOTAL COMMON STOCKS (Cost $3,116,501,973)		3,926,060,597

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
Biotechnology - 1.3%
Biotechnology - 1.3%
ElevateBio LLC Series C (b)(d)(f)	216,600	651,966
National Resilience, Inc. Series B (b)(d)(f)	732,064	44,458,247
SalioGen Therapeutics, Inc. Series B (b)(d)(f)	94,461	5,526,913
		50,637,126
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Scorpion Therapeutics, Inc. Series B (b)(d)(f)	3,099,905	4,122,874
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (b)(d)(f)	8,274,568	83
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,408,650)		54,760,083

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h)	9,253,862	9,255,713
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	273,809,012	273,836,393
TOTAL MONEY MARKET FUNDS (Cost $283,065,495)		283,092,106

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $3,427,976,118)	4,263,912,786
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(252,131,749)
NET ASSETS - 100.0%	4,011,781,037

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,105,839 or 0.2% of net assets.

(d)	Level 3 security
(e)	Affiliated company
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,773,584 or 3.7% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	31,407,838

Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

BridgeBio Pharma, Inc.	9/25/23	20,000,036

Cyclerion Therapeutics, Inc.	4/02/19	1,404,026

Dianthus Therapeutics, Inc. (unlisted)	5/03/23	3,022,111

ElevateBio LLC Series C	3/09/21	908,637

Fusion Pharmaceuticals, Inc.	2/13/23	5,042,200

Korro Bio, Inc.	7/14/23	5,000,000

Morphimmune, Inc.	6/29/23	2,499,997

National Resilience, Inc. Series B	12/01/20	9,999,994

SalioGen Therapeutics, Inc. Series B	12/10/21	10,000,019

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	7,500,000

Structure Therapeutics, Inc.	9/29/23	2,857,724

Tango Therapeutics, Inc.	8/09/23	2,403,181

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	16,575,392	634,946,158	642,265,837	489,094	-	-	9,255,713	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	353,621,750	1,215,786,222	1,295,571,579	3,412,459	7,030	(7,030)	273,836,393	1.0%
Total	370,197,142	1,850,732,380	1,937,837,416	3,901,553	7,030	(7,030)	283,092,106

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Adverum Biotechnologies, Inc.	5,380,026	-	2,378,203	-	209,165	1,537,288	4,748,276
Applied Therapeutics, Inc.	2,665,931	-	500,709	-	327,550	2,629,118	-
Gossamer Bio, Inc.	-	6,942,725	-	-	-	2,570,451	9,513,176
IGM Biosciences, Inc.	14,514,499	12,882,266	2,444,779	-	(6,919,865)	(6,651,752)	11,380,369
Krystal Biotech, Inc.	171,824,409	-	9,387,317	-	942,317	43,529,857	206,909,266
Minerva Neurosciences, Inc.	-	4,240,089	-	-	-	(379,883)	3,860,206
Regulus Therapeutics, Inc.	2,941,300	1,143,299	-	-	-	(226,767)	3,857,832
Taysha Gene Therapies, Inc.	-	14,144,020	-	-	-	-	-
Taysha Gene Therapies, Inc.	819,763	-	15,822,933	-	(1,142,524)	21,349,006	19,347,332
Total	198,145,928	39,352,399	30,533,941	-	(6,583,357)	64,357,318	259,616,457

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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